Provisions - Provisions Narrative (Details) € in Millions, S/ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2017 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 PEN (S/)
Disclosure of other provisions [line items]
Other provisions	€ 2,316	€ 3,138
Goodwill expected to be deductible for tax purposes	352	283
Other provisions
Disclosure of other provisions [line items]
Transfers	19	(89)
Other provisions	2,316	3,138		€ 3,883
Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	1,247	1,379
Telefónica Brazil
Disclosure of other provisions [line items]
Other provisions	898	1,072
Telefónica Brazil | Tax contingent liability
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	5,768	8,136
Telefónica Brazil | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	253	230
Telefónica Brazil | Civil Proceedings
Disclosure of other provisions [line items]
Other provisions	772	787
Telefónica Brazil | Tax proceedings
Disclosure of other provisions [line items]
Other provisions	348	440		€ 902
Telefónica Brazil | Vivo | Goodwill amortized for tax
Disclosure of other provisions [line items]
Other provisions	184	186
Telefónica Peru | Tax proceedings
Disclosure of other provisions [line items]
Other provisions	154	€ 439	S/ 580		€ 431	S/ 1,521
Seguos de Vida y Pensiones Antares | Other provisions
Disclosure of other provisions [line items]
Transfers	€ (81)